Note 12 - Related Party Transactions (Details Textual)	12 Months Ended
Sep. 30, 2014 USD ($)
Brother of Former Chief Executive Officer and Co-Chairman of the Board [Member] | Evaluation Services [Member]
Related Party Transaction, Expenses from Transactions with Related Party	$ 82,000